OPERATING SEGMENT INFORMATION - Segment Assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Total Assets	€ 4,941	€ 4,624
Deferred income tax assets	271	162
Cash and cash equivalents	166	147	€ 439	€ 184
Assets of disposal group classified as held for sale	14	0
Segment revenue
Disclosure of operating segments [line items]
Total Assets	4,451	4,245
Segment revenue | P&ARP
Disclosure of operating segments [line items]
Total Assets	2,187	2,108
Segment revenue | A&T
Disclosure of operating segments [line items]
Total Assets	1,081	948
Segment revenue | AS&I
Disclosure of operating segments [line items]
Total Assets	727	738
Segment revenue | H&C
Disclosure of operating segments [line items]
Total Assets	456	451
Unallocated
Disclosure of operating segments [line items]
Deferred income tax assets	271	162
Cash and cash equivalents	166	147
Other financial assets	39	70
Assets of disposal group classified as held for sale	€ 14	€ 0